5900 "O" Street
                                                               Lincoln, NE 68510

December 20, 2006

                                            Via EDGAR and overnight express mail

Sally Samuel, Senior Counsel
Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission

100 F Street NE
Washington, D.C.  20549

Re:      Ameritas Variable Life Insurance Company and
         Ameritas Variable Life Insurance Company Separate Account VA-2, 1940
           Act No. 811-05192
         OVERTURE Medley! Flexible Premium Deferred Variable Annuity, 1933
           Act No. 333-47162
         Post-Effective Amendment No. 9 on Form N-4 Pursuant to Rule 485(a)

Dear Ms. Samuel:

Ameritas Life Insurance Corp. ("Ameritas") provides administrative and legal services for Ameritas Variable Life Insurance Company ("AVLIC") and its separate accounts. Today, we are submitting via EDGAR, pursuant to Rule 485(a), a post-effective amendment to the registration statement for the above-referenced Separate Account. The proposed effective date for this filing is April 30, 2007, immediately prior to the planned merger of AVLIC into Ameritas, the sole owner of AVLIC (the "Merger"). The Merger has been discussed in separate correspondence with the Commission.

Revisions from the current effective registration for this product include:

     1.   Corrected portfolio expense footnotes. Page 8.

     2. Revised Examples of Expenses Charts to include 9, 7, and 5 year withdrawal charge options. Pages 8-9. This change was suggested in Commission examination comments dated November 8, 2006.

     3. Corrected the phrase "Policy Monthly Anniversary" to "Policy Month date." Page 18. This non-substantive editorial change is not marked.


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     4.   Revised reference to administrative services fees on page 19 and SAI page 7.

     5. Change made to provide for insurance department review of fixed account withdrawals delayed beyond six months, to comply with regulatory requirements in 49 states. Page 24.

     6. Changes made as the result of a change in the adviser to the Ameritas Portfolios have been made, but not marked as revisions. Pages 7, 14, 15, and 19; SAI page 7. These changes were previously made by supplement filed with the Commission November 20, 2006.

     7.   Updated tax sections. Pages 33-34; Appendix B.

     8. Removed section on IMSA membership, as AVLIC does not plan on renewing its membership, due to the planned Merger of AVLIC into Ameritas. Pages 2 and Last Page.

     9. Deleted charts for Performance Data, as no longer required. Last Page, SAI Pages 1, 3-5.

     10. Deleted reference to AMAL Corporation, former owner of AVLIC, which was dissolved September 30, 2006. SAI pages 1 and 2.

     11.  Expanded corporate organization description. SAI page 1.

We acknowledge that the separate account is responsible for the adequacy and accuracy of the disclosure in the filings, staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing, and the separate account may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7894, or our lead securities attorney, Ann Diers, at 402-467-7847. Thank you for your assistance.

Sincerely,

/s/ Sally R. Bredensteiner

Sally R. Bredensteiner
Assistant General Counsel II
Ameritas Life Insurance Corp.

Enclosures